Summary of Significant Accounting Policies (Details) - Schedule of Financial Statement Amounts and Balances of VIE - VIE [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents	$ 10,913	$ 21,645
Restricted cash	3,526	2,568
Notes receivable	5,763	5,525
Accounts receivable, net	105,359	97,006
Prepayments and other current assets, net	30,019	20,109
Total Current Assets	155,621	146,894
Property and equipment, net	40,729	38,265
Intangible assets, net	11,777	12,160
Operating lease right-of-use assets, net	15,736	17,918
Long-term investments	1,898	8,831
Deposit for investment	10,664	8,471
Deferred tax assets	5,292	6,219
Other non-current assets	15,864	11,191
Total Assets	257,581	249,949
Current Liabilities
Notes payable	10,524	8,471
Accounts payable	58,525	62,628
Short-term bank loans	35,907	36,130
Salary and welfare payables	2,286	4,582
Accrued expenses and other current liabilities	5,982	5,524
Operating lease liabilities, current	5,494	6,315
Tax payables	3,146	2,249
Total Current Liabilities	123,615	127,603
Long-term bank loans	9,160
Operating lease liabilities, non-current	9,475	10,831
Deferred tax liabilities	3,531	4,229
Other non-current liabilities	1,768	1,997
Total Liabilities	147,549	144,660
Net assets	110,032	105,289
Related Party
Current Assets:
Due from related parties	41	41
Current Liabilities
Due to related parties	$ 1,751	$ 1,704